OTHER CURRENT LIABILITIES - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued expenses	$ 25,530	$ 12,235
Deferred charter revenue	30,595	37,124
Other current liabilities	56	50
Provisions	132	135
Total other current liabilities	$ 56,313	$ 49,544